RELATED PARTY TRANSACTIONS	9 Months Ended	10 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 2  RELATED PARTY TRANSACTIONS

On December 20, 2013, we executed an agreement effective March 1, 2014, with a Company director, Dr. Paul Mark Baker, to provide clinical research and support services related to new and enhanced applications for the FREEDOM System.  Authorized by the Board of Directors, the agreement provided for payment of 420,000 shares of common stock valued at $0.20 per share over a three-year period.  Amortization was zero for the three months ended September 30, 2018 and 2017, respectively, and zero and $7,000 for the nine months ended September 30, 2018 and 2017, respectively; the agreement is fully amortized.

On June 24, 2016, Cyril Narishkin, the Company’s former Chief Operating Officer, executed a termination and general release agreement, which terminated his previous consulting agreement, and resigned as an officer and director for personal reasons.  Mr. Narishkin was compensated for services as a consultant through January 31, 2017 at a monthly rate of $16,000 per month for up to eight days of service a month upon request of the Company.  Mr. Narishkin’s compensation was zero for the three months ended September 30, 2018 and 2017, respectively, and was zero and $16,000 for the nine months ended September 30, 2018 and 2017, respectively.

LEASED AIRCRAFT

The Company leased an aircraft from a company controlled by Andrew Sealfon, a Company director and former President and Chief Executive Officer. The lease payments were $1,292 and $3,876 for the three months ended September 30, 2018 and 2017, respectively and $9,045 and $13,128 for the nine months ended September 30, 2018 and 2017, respectively.  Upon the termination of Mr. Sealfon as President and Chief Executive Officer on July 25, 2018, the Company ceased leasing this aircraft.

BUILDING LEASE

Mr. Mark Pastreich, a Director, is a principal in the entity that owns the building leased by Company. The Company is in year twenty of a twenty-year lease. With a monthly lease amount of $11,042, the lease payments were $33,126 for each of the three months ended September 30, 2018 and 2017 and $99,378 for each of the nine months ended September 30, 2018 and 2017.  The Company also paid property taxes for the three months ended September 30, 2018 and 2017 in the amount of $12,431 and $12,862, respectively, and $37,863 and $37,447 for the nine months ended September 30, 2018 and 2017, respectively.  On November 14, 2017, the Company executed a lease extension, which calls for six month extensions beginning March 1, 2019 with the option to renew six times at a monthly lease amount of $12,088.

NOTE 4  RELATED PARTY TRANSACTIONS

On December 20, 2013, we executed an agreement effective March 1, 2014, with a Company director, Dr. Paul Mark Baker, to provide clinical research and support services related to new and enhanced applications for the FREEDOM System.  Authorized by the Board of Directors, the agreement provided for payment of 420,000 shares of common stock valued at $0.20 per share over a three-year period.  Amortization was zero for the ten months ended December 31, 2017, and was $28,000 for the twelve months ended February 28, 2017; the agreement is fully amortized.

On June 24, 2016, Cyril Narishkin executed a termination and general release agreement, which terminated his previous consulting agreement, and resigned as an officer and director for personal reasons.  Mr. Narishkin was compensated for services as a consultant through January 31, 2017 at a monthly rate of $16,000 per month for up to eight days of service a month upon request of the Company.  Mr. Narishkin’s compensation was $230,000 for the year ended February 28, 2017.  In accordance with the agreement, the Company repurchased 96,542 shares of common stock of the Company owned by Mr. Narishkin at an aggregate purchase price of $43,393.

In December 2016 and January 2017, Brad Sealfon, the son of Andrew Sealfon, the Company’s President and Chief Executive Officer, consulted for the Company in its production and quality departments and was compensated $7,744.  In March 2017, Mr. Sealfon provided additional consulting for the Company in its marketing department and was compensated $2,000.

LEASED AIRCRAFT

The Company leases an aircraft from a company controlled by Andrew Sealfon, the Company’s President and Chief Executive Officer.  The lease payments were $13,421 for the ten months ended December 31, 2017 and $21,500 for the year ended February 28, 2017. The original lease agreement has expired and the Company is currently on a month-to-month basis for rental payments.

BUILDING LEASE

Mr. Mark Pastreich, a director, is a principal in the entity that owns the building leased by Company. The Company is in year nineteen of a twenty-year lease.  With a monthly lease amount of $11,042, the lease payments were $110,420 for the ten months ended December 31, 2017, and $132,504 for the twelve months ended February 28, 2017.  The Company also paid property taxes for the ten months ended December 31, 2017 in the amount of $41,959 and $48,455 for the twelve months ended February 28, 2017.  On November 14, 2017, we executed a lease extension, which calls for six month extensions beginning March 1, 2019 with the option to renew six times at monthly lease amount of $12,088.